Funds held for clients (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 593,154	$ 725,178
Cash
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	456,525	576,708
Long-term bonds (Note 31)
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 136,629	$ 148,470